Accounts receivable net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Accounts receivable net
Trade accounts receivable	$ 19,523,108	$ 29,509,165
Less: allowance for doubtful accounts	(7,732,717)	(496,299)
Accounts receivable, net	$ 11,790,391	$ 29,012,866